Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Cash Distribution to Shareholders (Details) - DKK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year		kr 7,238	kr 7,396	kr 7,600
Dividend for prior year		11,810	11,448	16,230
Share repurchases for the calendar year		15,567	16,845	15,057
Total	kr 34,600	kr 34,615	kr 35,689	kr 38,887